Lease - Summary of the Finance Lease as a Finance Lessor (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Finance Lease By Lessor [Abstract]
Total lease investment	₩ 1,367,825	₩ 1,538,093
Present value of minimum lease payments	919,658	906,365
Present value of Non-guaranteed residual value	349,478	496,969
Net lease investment	1,269,136	1,403,334
Unearned interest income	98,689	134,759
Disclosure Of Operating Lease By Lessor [Abstract]
Lessor Operating Lease Payments To Be Received	3,016,175	2,605,166
Up to 1 year
Disclosure Of Finance Lease By Lessor [Abstract]
Total lease investment	559,569	579,968
Present value of minimum lease payments	379,439	354,588
Disclosure Of Operating Lease By Lessor [Abstract]
Lessor Operating Lease Payments To Be Received	918,640	792,935
1~5 years
Disclosure Of Finance Lease By Lessor [Abstract]
Total lease investment	808,256	958,125
Present value of minimum lease payments	540,219	551,777
Disclosure Of Operating Lease By Lessor [Abstract]
Lessor Operating Lease Payments To Be Received	1,797,551	1,727,498
Over 5 years
Disclosure Of Operating Lease By Lessor [Abstract]
Lessor Operating Lease Payments To Be Received	₩ 299,984	₩ 84,733